Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 27, 2017
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001492374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2017
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Destra Focused Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Destra Focused Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Destra Focused Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page 17 of this Prospectus and “Purchases” on page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal year ended September 30, 2016, the predecessor to the Fund, Destra Focused Equity Fund, a series of Destra Investment Trust II (the “Predecessor Fund”) had a portfolio turnover rate that was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other Destra mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Redeemed
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities.
Investment Process Overview.  The cornerstone of the sub-adviser’s investment philosophy is that sector and industry performance is highly correlated with particular stages of the business cycle.  The sub-adviser overweighs equities in sectors of the S&P 500 Index it believes will experience economic tailwinds, and avoids investing in sectors it views as untimely at a particular stage of the business cycle.  The sub-adviser targets high-quality, market-leading companies within favored sectors.  The result is a core investment style that shifts portfolio sector and style emphasis over cycles to seek to remain properly oriented and timely over a full economic and market cycle.  As of December 31, 2016, the average market cap of the S&P 500 Index was approximately $40 billion.
Analysis and Emphasis.  The sub-adviser uses a forward-looking, anticipatory strategy.  The foundation of this strategy is that particular sectors of the S&P 500 Index tend to perform well in certain phases of an economic cycle.  The sub-adviser’s investment team analyzes traditional cyclical trends and identifies the characteristics of the current business cycle.  The sub-adviser’s proprietary macroeconomic database is a key element of this analysis.  The Fund’s portfolio holdings are shifted to newly favored sectors as the forecasted economic backdrop changes.  The result is a core investment style that shifts portfolio emphasis over cycles among “value,” “growth at a reasonable price” and “traditional growth” approaches.  As of September 30, 2016, the Fund had significant investments in health care and information technology companies.
Stock Selection.  The S&P 500 Index is the investment universe for the Fund’s portfolio.  Portfolio candidates are screened to seek to identify market-leading, financially strong companies.  The quality screening process focuses on companies with characteristics that include:
•	Large Capitalization: Companies most typically with market capitalizations two to three times the S&P 500 Index’s average market capitalization.
•	High Quality: Companies with low debt-to-equity ratios, high return-on-equity, and earnings growth opportunity.
•	Market Leading: Companies with a strong competitive position, prospective benefits from secular tailwinds, and a proven management team.
The Fund is classified as “non-diversified” under the 1940 Act.  As a result, the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing.  The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.  You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.  The following is a summary description of certain risks of investing in the Fund.
Active Management Risk:  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective.  Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.
Consumer Discretionary Companies Risk:  Consumer discretionary companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.  The success of this sector depends heavily on disposable household income and consumer spending.  Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.
Consumer Staples Companies Risk:  Consumer staples companies may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand.  Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation.  Consumer staples companies may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
Cybersecurity Risk:  As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security.  A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity.  Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.  Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users.  In addition, cyber security breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which a Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.  The Fund has established risk management systems designed to reduce the risks associated with cyber security.  However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.
Equity Securities Risk:  Stock markets are volatile.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
General Fund Investing Risks:  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective.  Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Health Care Companies Risk:  The Fund invests in health care companies, including those that are involved in medical services or biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation.  Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a product will ever come to market.  Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.  The Affordable Care Act of 2010 brought comprehensive changes to the health care industry, especially with respect to health care insurance companies.  Although the full impact of the law and the related regulations has yet to be experienced by health care companies, it could create additional expenses and burdens on the health care companies.
Information Technology Companies Risk:  Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions.  Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.  Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.
Investment Strategy Risk:  The Fund invests in common stocks of companies that the sub-adviser believes will perform well in certain phases of the business cycle.  The sub-adviser’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.
Market Risk:  Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.
Non-Diversification/Limited Holdings Risk:  The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund can.  As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities.  Furthermore, because the Fund has a relatively small number of issuers, the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.
Sector Focus Risk:  The Fund will typically focus its investments on companies within particular economic sectors.  To the extent that it does so, developments affecting companies in those sectors will have a magnified effect on the Fund’s net asset value and total return.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversification/Limited Holdings Risk:  The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund can.  As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities.  Furthermore, because the Fund has a relatively small number of issuers, the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the potential risks of investing in the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at destracapital.com or by calling (877) 287-9646.  Performance information in the bar chart and table below for the time period prior to October 1, 2016 is that of the Predecessor Fund. The Fund is a successor to the Predecessor Fund pursuant to a reorganization that took place as of September 30, 2016.  The Predecessor Fund was managed by the same investment advisor as the Fund and had the same investment objective and investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 287-9646
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Updated performance information is available at destracapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges; if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges; if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s highest and lowest quarterly returns were 14.50% and -7.00%, respectively, for the quarters ended March 31, 2012 and September 30, 2015.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns that follow reflect sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated to those of a broad measure of market performance.  All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.  Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Both the bar chart and the table assume that all distributions have been reinvested.  Performance reflects fee waivers, if any, in effect during the periods presented.  If any such waivers were not in place, returns would be reduced.  The returns that follow reflect sales charges.

Destra Focused Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFOAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	$ 605
3 years	rr_ExpenseExampleYear03	932
5 years	rr_ExpenseExampleYear05	1,282
10 years	rr_ExpenseExampleYear10	2,265
1 year	rr_ExpenseExampleNoRedemptionYear01	605
3 years	rr_ExpenseExampleNoRedemptionYear03	932
5 years	rr_ExpenseExampleNoRedemptionYear05	1,282
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,265
2012	rr_AnnualReturn2012	12.98%
2013	rr_AnnualReturn2013	27.33%
2014	rr_AnnualReturn2014	15.23%
2015	rr_AnnualReturn2015	(0.67%)
2016	rr_AnnualReturn2016	(5.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.00%)
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.99%)
5 Years	rr_AverageAnnualReturnYear05	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011
Destra Focused Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFOCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	2.35%
1 year	rr_ExpenseExampleYear01	$ 338
3 years	rr_ExpenseExampleYear03	733
5 years	rr_ExpenseExampleYear05	1,255
10 years	rr_ExpenseExampleYear10	2,686
1 year	rr_ExpenseExampleNoRedemptionYear01	238
3 years	rr_ExpenseExampleNoRedemptionYear03	733
5 years	rr_ExpenseExampleNoRedemptionYear05	1,255
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,686
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	(7.32%)
5 Years	rr_AverageAnnualReturnYear05	8.38%
Since Inception	rr_AverageAnnualReturnSinceInception	7.79%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
Destra Focused Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFOIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.35%
1 year	rr_ExpenseExampleYear01	$ 137
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	739
10 years	rr_ExpenseExampleYear10	1,624
1 year	rr_ExpenseExampleNoRedemptionYear01	137
3 years	rr_ExpenseExampleNoRedemptionYear03	428
5 years	rr_ExpenseExampleNoRedemptionYear05	739
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,624
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.47%)
5 Years	rr_AverageAnnualReturnYear05	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011
Destra Focused Equity Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(11.82%)
5 Years	rr_AverageAnnualReturnYear05	7.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011
Destra Focused Equity Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	(4.12%)
5 Years	rr_AverageAnnualReturnYear05	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011
Destra Focused Equity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	11.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011

[1]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business) are 1.60% for Class A, 2.35% for Class C and 1.35% for Class I. The arrangement will continue in effect until December 31, 2027 and may be terminated or modified prior to December 31, 2027 only with the approval of the Board of Trustees of the Trust. Fees waived and/or expenses assumed pursuant to the arrangement are subject to recovery by the Adviser for up to three years from the date the fee was waived and/or expense assumed, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the expense cap in place at the time the fees were waived and/or expenses assumed by the Adviser.
[2]	The inception date of Class C shares is November 1, 2011.